Information about Credit Quality Indicators (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	¥ 3,395,361		¥ 3,662,612		¥ 3,650,639
Consumer Loan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	1,236,414		1,171,142		881,483
Consumer Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	979,797		916,791
Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	228,868		225,707
Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	27,749		28,644
Corporate Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	1,011,533		1,431,289
Non-recourse Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	174,204		568,957		775,465
Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	72,625		134,440
Non-recourse Loans | United States
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	101,579		434,517
Real estate companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	245,965		276,681
Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	106,884		121,259
Other - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	484,480		464,392
Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	53,341	[1]	70,801	[1]	97,559	[1]
Direct Financing Leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	1,094,073		989,380		900,886
Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	761,437		692,585
Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	332,636		296,795
Performing
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	3,239,501		3,426,321
Performing | Consumer Loan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	1,218,469		1,152,536
Performing | Consumer Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	968,269		901,895
Performing | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	225,198		223,130
Performing | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	25,002		27,511
Performing | Corporate Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	910,580		1,258,517
Performing | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	64,757		111,025
Performing | Non-recourse Loans | United States
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	84,545		396,882
Performing | Real estate companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	217,096		229,555
Performing | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	99,057		109,222
Performing | Other - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	445,125		411,833
Performing | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	30,266		41,694
Performing | Direct Financing Leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	1,080,186		973,574
Performing | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	751,877		680,351
Performing | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	328,309		293,223
Nonperforming Financing Receivable Individually Evaluated for Impairment
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	135,824		212,740
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer Loan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	11,796		10,861
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	7,317		8,499
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	2,950		1,858
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	1,529		504
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	100,953		172,772
Nonperforming Financing Receivable Individually Evaluated for Impairment | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	7,868		23,415
Nonperforming Financing Receivable Individually Evaluated for Impairment | Non-recourse Loans | United States
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	17,034		37,635
Nonperforming Financing Receivable Individually Evaluated for Impairment | Real estate companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	28,869		47,126
Nonperforming Financing Receivable Individually Evaluated for Impairment | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	7,827		12,037
Nonperforming Financing Receivable Individually Evaluated for Impairment | Other - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	39,355		52,559
Nonperforming Financing Receivable Individually Evaluated for Impairment | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	23,075		29,107
Nonperforming Financing Receivable Individually Evaluated for Impairment | Direct Financing Leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	0		0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	0		0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	0		0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	20,036		23,551
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer Loan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	6,149		7,745
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	4,211		6,397
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	720		719
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	1,218		629
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	0		0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	0		0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Non-recourse Loans | United States
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	0		0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Real estate companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	0		0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	0		0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Other - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	0		0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	0		0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Direct Financing Leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	13,887		15,806
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	9,560		12,234
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	4,327		3,572
Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	155,860		236,291
Nonperforming | Consumer Loan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	17,945		18,606
Nonperforming | Consumer Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	11,528		14,896
Nonperforming | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	3,670		2,577
Nonperforming | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	2,747		1,133
Nonperforming | Corporate Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	100,953		172,772
Nonperforming | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	7,868		23,415
Nonperforming | Non-recourse Loans | United States
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	17,034		37,635
Nonperforming | Real estate companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	28,869		47,126
Nonperforming | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	7,827		12,037
Nonperforming | Other - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	39,355		52,559
Nonperforming | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	23,075		29,107
Nonperforming | Direct Financing Leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	13,887		15,806
Nonperforming | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	9,560		12,234
Nonperforming | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	¥ 4,327		¥ 3,572

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 ("Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality").